DoubleLine Opportunistic Credit Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 1.6%
	Blue Stream Communications LLC
500,000	Series 2023-1A-C	8.90%	(a)	05/20/2053	467,174
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00%	(a)	02/25/2049	502,804
	Jimmy Johns LLC
1,125,750	Series 2017-1A-A2II	4.85%	(a)	07/30/2047	1,082,185
	Lendingpoint Asset Securitization Trust
1,000,000	Series 2022-B-B	5.99%	(a)	10/15/2029	939,481
	Sierra Timeshare Conduit Receivables Funding LLC
300,861	Series 2023-2A-D	9.72%	(a)	04/20/2040	304,771
	SoFi Professional Loan Program LLC
20,000	Series 2018-A-R1	0.00%	(a)(b)(c)	02/25/2042	188,438
5,930	Series 2018-A-R2	0.00%	(a)(b)(c)	02/25/2042	55,872
	Upstart Pass-Through Trust Series
1,000,000	Series 2021-ST5-CERT	0.00%	(a)(b)(c)	07/20/2027	157,202
	Willis Lease Finance Corp.
607,958	Series 2021-A-C	7.39%	(a)(c)	05/15/2046	583,926
	Total Asset Backed Obligations (Cost $4,366,715)				4,281,853
BANK LOANS - 10.7%
	AAdvantage Loyalty IP Ltd.
296,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.36%		04/20/2028	306,174
	Access CIG LLC
566,011	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.34%		08/18/2028	570,347
	Acrisure LLC
406,399	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.59%		11/06/2030	406,401
	Acuris Finance US, Inc.
505,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%		02/16/2028	505,735
	ADMI Corp.
646,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	11.09%		12/23/2027	652,138
	Allied Universal Holdco LLC
503,705	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%		05/15/2028	502,338
	Altice France SA/France
139,647	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.83%		08/31/2028	102,991
	Alvaria Holdco (Aspect Software) Second-Out T/L
122,411	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor)	6.34%		05/18/2028	80,485
2,134	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.75% Floor) 6.50% PIK	6.34%		05/18/2028	1,403
	Alvaria Holdco (Aspect Software) Third-Out T/L A
285,626	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		05/18/2028	87,116
4,210	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor) 5.50% PIK	7.34%		05/18/2028	1,284
	American Tire Distributors, Inc.
420,325	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.25%, 0.75% Floor)	11.57%		10/23/2028	306,509
	Applied Systems, Inc.
170,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	10.60%		02/23/2032	176,251

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Apro LLC
270,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.08%		06/26/2031	270,338
	Artera Services LLC
503,738	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%		02/10/2031	507,019
	Ascend Learning LLC
522,174	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	11.18%		12/10/2029	513,819
	ASP LS Acquisition Corp.
148,473	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.75% Floor)	9.83%		05/08/2028	126,925
	Astra Acquisition Corp.
58,528	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.50%, 2.00% Floor)	11.84%		02/25/2028	53,699
32,776	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.75%, 2.00% Floor)	12.09%		02/25/2028	30,072
144,415	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 2.00% Floor)	10.59%		10/25/2028	53,433
	Asurion LLC
110,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.69%		02/03/2028	102,781
450,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.70%		01/22/2029	416,426
	Aveanna Healthcare LLC
825,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.43%		12/10/2029	762,095
	Aventiv Technologies LLC
76,061	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%		07/31/2025	62,433
782	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%		07/31/2025	642
2,261	Senior Secured First Lien Term Loan (1 mo. SOFR US + 7.50%, 0.00% Floor)	12.95%		07/31/2025	2,317
	Bausch + Lomb Corp.
132,965	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%		05/10/2027	131,718
521,684	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.44%		09/29/2028	521,361
	BCPE Empire Holdings, Inc.
168,669	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%		12/26/2028	168,912
	Boxer Parent Co., Inc.
676,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.59%		12/29/2028	678,832
	Brand Industrial Services, Inc.
298,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.83%		08/01/2030	299,940
	BYJU’s Alpha Bridge TL
898	Senior Secured Term Loan	13.33%	(c)(d)	04/24/2026	898
	BYJU’s Alpha New Money TL
1,566	Senior Secured First Lien Term Loan	13.33%	(c)(d)	04/09/2026	1,566
	BYJU’s Alpha Prepetition Reimbursement TL
4,146	Senior Secured Term Loan	13.33%	(c)(d)	04/24/2026	4,146
	BYJU’s Alpha, Inc.
182,689	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(e)	11/24/2026	41,367
	Cengage Learning, Inc.
194,513	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.60%		03/24/2031	195,303
	Central Parent, Inc.
170,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%		07/06/2029	168,035

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	ClubCorp Holdings, Inc.
426,408	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		09/18/2026	429,180
17,383	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		09/18/2026	17,496
	Connect Finco SARL
68,050	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%		12/11/2026	67,369
	Constant Contact, Inc.
274,446	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.33%		02/10/2028	270,730
	Cornerstone Building Brands, Inc.
135,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.93%		05/15/2031	134,438
	Crosby US Acquisition Corp.
129,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%		08/16/2029	130,226
	Dcert Buyer, Inc.
373,052	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.33%		10/16/2026	364,425
	Deerfield Dakota Holding LLC
522,246	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.04%		04/09/2027	522,632
	DG Investment Intermediate Holdings 2, Inc.
280,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	12.21%		03/29/2029	275,232
	Directv Financing LLC
444,716	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	10.71%		08/02/2029	443,326
	Dynasty Acquisition Co., Inc.
7,199	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%		08/24/2028	7,234
	Edelman Financial Engines Center LLC
555,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%)	10.59%		10/31/2028	557,081
	EG America LLC
259,365	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.94%		02/07/2028	256,664
	Eisner Advisory Group LLC
268,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%		02/28/2031	271,617
	Ellucian Holdings, Inc.
109,003	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%		10/29/2029	109,628
	Fertitta Entertainment LLC/NV
492,481	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.33%		01/29/2029	493,618
	FinThrive Software Intermediate Holdings, Inc.
235,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.50% Floor)	12.19%		12/17/2029	162,542
	Flynn America LP
173,438	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.96%		07/31/2028	171,920
173,438	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.96%		07/31/2028	171,920
	Foresight Energy LLC
86,938	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	13.33%	(c)	06/30/2027	86,938
	Gainwell Acquisition Corp.
804,681	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.40%		10/01/2027	781,207
	Garda World Security Corp.
294,251	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%		02/01/2029	296,458
	GIP II Blue Holding LP

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
56,898	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%	09/29/2028	57,558
	Grant Thornton LLP/Chicago
80,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%	05/30/2031	80,329
	Groupe Solmax, Inc.
59,919	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	58,257
59,769	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	58,111
109,975	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	106,925
86,067	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.75% Floor)	10.34%	07/24/2028	83,680
	Gulf Finance LLC
25,470	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.25%, 1.00% Floor)	11.70%	08/25/2026	25,661
211,510	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.25%, 1.00% Floor)	11.70%	08/25/2026	213,096
	Hexion Holdings Corp.
522,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.95%	03/15/2029	521,327
	INEOS US Finance LLC
476,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.93%	02/19/2030	474,256
	INEOS US Petrochem LLC
259,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%	03/29/2029	259,188
	Kenan Advantage Group, Inc.
279,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%	01/25/2029	281,046
	Kronos Acquisition Holdings, Inc.
350,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	06/27/2031	348,250
	LBM Acquisition LLC
587,046	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%	06/06/2031	578,034
	LC Ahab US Bidco LLC
175,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	05/01/2031	175,548
	Lealand Finance Co. BV
6,257	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.46%	06/30/2027	3,285
14,612	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.00% Floor)	9.46%	12/31/2027	6,941
76,532	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.00%, 0.00% Floor)	9.46%	12/31/2027	36,353
	Lereta LLC
116,236	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	10.58%	08/07/2028	87,661
	LifePoint Health, Inc.
374,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	11/16/2028	376,565
70,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%)	9.33%	05/14/2031	70,186
	Mileage Plus Holdings LLC
63,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.55%	06/21/2027	64,360
	Mitchell International, Inc.
645,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.59%	06/17/2032	644,600
	MLN US Holdco LLC
155,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.75%, 0.00% Floor)	14.10%	11/30/2026	12,594
	Modena Buyer LLC
465,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	04/21/2031	454,465
	Needle Holdings LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
30,049	Senior Secured First Lien Term Loan (3 mo. SOFR US + 9.50%, 0.00% Floor)	14.84%	04/28/2028	29,749
	NEP Group, Inc.
298,174	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	283,512
2,271	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	2,160
110,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.46%	10/19/2026	90,475
	New Constellis Borrower LLC
70,977	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 11.25%, 1.00% Floor) 1.00% PIK	16.46%	03/27/2025	41,241
532	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 11.25%, 1.00% Floor) 1.00% PIK	16.46%	03/27/2025	309
	NGL Energy Operating LLC
79,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%	02/03/2031	80,177
	Nouryon USA LLC
284,864	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	285,968
73,944	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	74,230
	OneDigital Borrower LLC
74,808	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.75%	11/16/2027	74,715
675,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.58%	06/14/2032	673,312
	Par Petroleum LLC
365,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	02/28/2030	367,315
	PECF USS Intermediate Holding III Corp.
174,334	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.69%	12/15/2028	116,707
	Polar US Borrower LLC
31,491	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%	10/15/2025	25,193
26,914	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%	10/15/2025	21,531
	Polaris Newco LLC
179,079	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%	06/05/2028	179,222
	Potters Borrower LP
92,069	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%	12/14/2027	92,602
	Pretium PKG Holdings, Inc.
310,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.05%	10/01/2029	182,169
	Radiology Partners T/L
439,304	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	9.09%	01/31/2029	417,778
6,196	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor) 1.50% PIK	9.09%	01/31/2029	5,893
	Restaurant Technologies, Inc.
536,182	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	522,635
50,899	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	49,613
50,899	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	49,613
	Riverbed Technology, Inc.
94,802	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.00% PIK	9.83%	07/03/2028	58,422
1,445	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.00% PIK	9.83%	07/03/2028	891
	Skillsoft Finance II, Inc.
148,320	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.25%, 0.75% Floor)	10.69%	07/14/2028	116,961
	Sound Inpatient Physicians Holdings LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
190,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.00% Floor)	12.09%		06/29/2026	30,697
	Southern Veterinary Partners LLC
14,961	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%		10/05/2027	15,011
	Standard Aero Ltd.
2,776	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%		08/24/2028	2,789
	StubHub Holdco Sub LLC
694,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%		03/15/2030	695,650
	Team Health Holdings, Inc.
227,392	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.58%		03/02/2027	212,497
	Titan Acquisition Ltd./Canada
765,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%		02/15/2029	767,711
	Travelport Finance Luxembourg Sarl
395,415	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%		09/29/2028	360,097
112,497	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%		09/29/2028	102,449
	Trident TPI Holdings, Inc.
149,244	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%		09/18/2028	146,438
	Triton Water Holdings, Inc.
390,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%		03/31/2028	390,585
	United Natural Foods, Inc.
280,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%		05/01/2031	281,284
	Vantage Specialty Chemicals, Inc.
78,800	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	10.08%		10/26/2026	78,012
	Viad Corp.
594,826	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.59%		07/31/2028	597,060
	Vibrantz Technologies, Inc.
246,270	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%		04/23/2029	240,852
	Victra Holdings LLC
173,553	Senior Secured First Lien Term Loan (3 mo. SOFR US + 6.50%, 0.00% Floor)	11.84%		03/29/2029	176,156
	Wand NewCo 3, Inc.
220,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%		01/30/2031	221,708
	WaterBridge Midstream Operating LLC
370,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	10.09%		06/27/2029	368,150
	WestJet Loyalty LP
250,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%		02/14/2031	251,438
	WWEX Uni Topco Holdings LLC
50,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.75% Floor)	12.34%		07/26/2029	48,000
	Total Bank Loans (Cost $29,959,424)				28,742,383

COLLATERALIZED LOAN OBLIGATIONS - 34.7%
	Allegany Park CLO Ltd.
1,000,000	Series 2019-1A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	11.72%	(a)	01/20/2035	1,008,276
	Atlas Senior Loan Fund Ltd.
1,700,000	Series 2019-14A-D (3 mo. Term SOFR + 4.16%, 3.90% Floor)	9.49%	(a)	07/20/2032	1,686,133
	Atrium CDO Corp.
1,000,000	Series 9A-DR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	9.20%	(a)	05/28/2030	1,002,784

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Babson CLO Ltd./Cayman Islands
1,000,000	Series 2017-1A-D (3 mo. Term SOFR + 3.86%, 0.00% Floor)	9.19%	(a)	07/18/2029	1,007,210
1,000,000	Series 2018-3A-E (3 mo. Term SOFR + 6.01%, 0.00% Floor)	11.34%	(a)	07/20/2029	1,003,403
2,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.91%, 3.65% Floor)	9.24%	(a)	04/15/2035	2,519,993
1,500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.12%, 6.86% Floor)	12.45%	(a)	04/15/2035	1,513,151
1,000,000	Series 2019-2A-CR (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.99%	(a)	04/15/2036	998,545
	Bain Capital Credit CLO
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.36%, 3.36% Floor)	8.69%	(a)	10/21/2034	501,849
4,000,000	Series 2022-5A-DR (3 mo. Term SOFR + 4.25%, 4.25% Floor)	9.57%	(a)	01/24/2037	4,141,827
	Beechwood Park CLO Ltd.
5,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)	8.42%	(a)	01/17/2035	5,027,753
	Blackstone, Inc.
775,000	Series 2017-1A-D (3 mo. Term SOFR + 3.56%, 0.00% Floor)	8.89%	(a)	01/20/2030	776,736
500,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.11%, 2.85% Floor)	8.44%	(a)	10/15/2030	501,511
1,000,000	Series 2018-1A-E (3 mo. Term SOFR + 5.21%, 0.00% Floor)	10.54%	(a)	04/15/2031	988,139
	BlueMountain CLO Ltd.
1,000,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.49%	(a)	10/22/2030	1,002,393
	Canyon Capital CLO Ltd.
1,700,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.34%	(a)	01/30/2031	1,670,749
1,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.59%	(a)	07/15/2030	1,003,463
1,000,000	Series 2017-1A-E (3 mo. Term SOFR + 6.51%, 0.00% Floor)	11.84%	(a)	07/15/2030	983,464
1,550,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.69%	(a)	04/15/2032	1,551,615
1,000,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.41%, 7.15% Floor)	12.74%	(a)	04/15/2032	998,653
2,250,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	12.00%	(a)	04/15/2034	2,181,549
	Canyon CLO
1,500,000	Series 2018-1A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)	07/15/2031	1,487,547
	Carlyle Global Market Strategies
1,000,000	Series 2021-1A-D (3 mo. Term SOFR + 6.26%, 6.00% Floor)	11.59%	(a)	04/15/2034	1,005,895
	Carlyle Group, Inc.
2,000,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.61%, 0.00% Floor)	8.93%	(a)	08/14/2030	2,004,581
1,500,000	Series 2015-5A-DR (3 mo. Term SOFR + 6.96%, 6.70% Floor)	12.29%	(a)	01/20/2032	1,494,254
	Cathedral Lake CLO Ltd.
500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	8.21%	(a)	01/20/2035	501,941
	Dryden Senior Loan Fund
1,500,000	Series 2015-37A-ER (3 mo. Term SOFR + 5.41%, 5.15% Floor)	10.74%	(a)	01/15/2031	1,357,836
1,200,000	Series 2015-38A-ER (3 mo. Term SOFR + 5.86%, 5.60% Floor)	11.19%	(a)	07/15/2030	1,112,232
2,000,000	Series 2015-40A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.33%	(a)	08/15/2031	1,847,175
500,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	07/15/2030	501,651
	Gilbert Park CLO
2,000,000	Series 2017-1A-E (3 mo. Term SOFR + 6.66%, 0.00% Floor)	11.99%	(a)	10/15/2030	1,996,886
	Goldentree Loan Opportunities Ltd.
500,000	Series 2018-3A-D (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.44%	(a)	04/20/2030	502,225
	Highbridge Loan Management Ltd.
1,000,000	Series 11A-17-E (3 mo. Term SOFR + 6.36%, 0.00% Floor)	11.70%	(a)	05/06/2030	929,274
1,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.49%	(a)	10/20/2029	1,003,359
	Katayma CLO Ltd.
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.79%	(a)	04/20/2037	1,025,445
	LCM LP
2,500,000	Series 26A-E (3 mo. Term SOFR + 5.56%, 5.30% Floor)	10.89%	(a)	01/20/2031	2,037,442
	Madison Park Funding Ltd.
850,000	Series 2014-14A-ER (3 mo. Term SOFR + 6.06%, 5.80% Floor)	11.39%	(a)	10/22/2030	855,246
1,500,000	Series 2016-22A-ER (3 mo. Term SOFR + 6.96%, 6.70% Floor)	12.29%	(a)	01/15/2033	1,510,170
1,000,000	Series 2019-34A-ER (3 mo. Term SOFR + 6.91%, 6.65% Floor)	12.24%	(a)	04/25/2032	1,006,445
	Magnetite CLO Ltd.
1,500,000	Series 2019-24A-DR (3 mo. Term SOFR + 3.05%, 3.05% Floor)	8.38%	(a)	04/15/2035	1,508,032
1,000,000	Series 2019-24A-ER (3 mo. Term SOFR + 6.40%, 6.40% Floor)	11.73%	(a)	04/15/2035	1,007,968

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Marble Point CLO
500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.08%	(a)	10/17/2034	505,992
	Neuberger Berman CLO Ltd.
1,000,000	Series 2017-16SA-ER (3 mo. Term SOFR + 6.51%, 6.25% Floor)	11.84%	(a)	04/15/2034	1,006,971
2,000,000	Series 2019-32A-DR (3 mo. Term SOFR + 2.96%, 2.70% Floor)	8.29%	(a)	01/20/2032	2,006,268
	Ocean Trails CLO
920,000	Series 2014-5A-DRR (3 mo. Term SOFR + 3.71%, 3.45% Floor)	9.04%	(a)	10/13/2031	908,415
	Octagon Investment Partners Ltd.
2,500,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.33%	(a)	02/14/2031	2,507,115
4,000,000	Series 2014-1A-DRR (3 mo. Term SOFR + 7.26%, 7.00% Floor)	12.58%	(a)	02/14/2031	3,977,019
1,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.11%, 3.11% Floor)	8.44%	(a)	07/15/2030	992,919
1,000,000	Series 2016-1A-FR (3 mo. Term SOFR + 8.35%, 8.35% Floor)	13.68%	(a)	07/15/2030	751,148
500,000	Series 2017-1A-CR (3 mo. Term SOFR + 3.56%, 0.00% Floor)	8.89%	(a)	03/17/2030	499,026
2,000,000	Series 2017-1A-SUB	0.00%	(a)(b)(c)(f)	03/17/2030	311,100
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 5.46%, 5.20% Floor)	10.79%	(a)	01/20/2031	1,374,887
900,000	Series 2018-3A-E (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)	10/20/2030	887,258
1,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	10/15/2034	977,611
500,000	Series 2019-4A-E (3 mo. Term SOFR + 7.06%, 6.80% Floor)	12.39%	(a)	05/12/2031	494,432
	OHA Credit Funding
500,000	Series 2021-9A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	8.54%	(a)	07/19/2035	502,568
	RR Ltd./Cayman Islands
500,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	11.39%	(a)	04/15/2036	502,928
1,000,000	Series 2018-4A-C (3 mo. Term SOFR + 3.21%, 0.26% Floor)	8.54%	(a)	04/15/2030	1,005,549
1,000,000	Series 2019-6A-DR (3 mo. Term SOFR + 6.11%, 5.85% Floor)	11.44%	(a)	04/15/2036	970,688
	Sound Point CLO Ltd.
2,500,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.89%	(a)	07/15/2034	2,458,044
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.94%	(a)	07/20/2034	1,963,375
2,000,000	Series 2021-1A-D (3 mo. Term SOFR + 3.76%, 3.76% Floor)	9.09%	(a)	04/25/2034	1,969,099
	Trimaran CAVU LLC
2,250,000	Series 2019-1A-D (3 mo. Term SOFR + 4.41%, 4.15% Floor)	9.74%	(a)	07/20/2032	2,263,186
500,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	10.31%	(a)	11/26/2032	501,837
	Venture CDO Ltd.
500,000	Series 2017-30A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	7.54%	(a)	01/15/2031	493,963
	Vibrant Clo X Ltd.
1,000,000	Series 2018-10RA-C1 (3 mo. Term SOFR + 5.00%, 5.00% Floor)	10.31%	(a)	04/20/2036	1,032,728
	Voya CLO Ltd.
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.69%	(a)	07/16/2034	1,005,728
	Wind River CLO Ltd.
2,500,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)(c)	01/15/2031	2,048,209
1,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.99%	(a)	10/22/2031	981,657
1,000,000	Series 2017-3A-DR (3 mo. Term SOFR + 4.11%, 3.85% Floor)	9.44%	(a)	04/15/2035	984,196
1,000,000	Series 2021-3A-D (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.94%	(a)	07/20/2033	984,039
	Total Collateralized Loan Obligations (Cost $94,359,202)				93,632,755
FOREIGN CORPORATE BONDS - 3.6%
200,000	ABM Investama Tbk PT	9.50%	(a)	08/05/2026	198,127
242,425	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	235,402
172,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	144,142
200,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	156,595
350,000	AI Candelaria Spain SA	5.75%		06/15/2033	283,422
400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%	(g)	04/22/2031	296,000
200,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%		01/28/2031	189,752

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
800,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	712,299
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.03%)	6.63%	(a)(g)	01/24/2032	175,757
200,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	204,397
300,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	278,344
250,000	Braskem Idesa SAPI	6.99%	(a)	02/20/2032	189,829
450,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	332,758
250,000	BRF SA	5.75%		09/21/2050	199,752
300,000	Camposol SA	6.00%		02/03/2027	258,963
400,000	Canacol Energy Ltd.	5.75%		11/24/2028	211,854
200,000	CAP SA	3.90%		04/27/2031	160,176
200,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	193,499
200,000	Colombia Telecomunicaciones SA ESP	4.95%		07/17/2030	157,504
260,000	Comision Federal de Electricidad	5.00%		07/30/2049	215,150
200,000	Coruripe Netherlands BV	10.00%		02/10/2027	175,713
200,000	Cosan Overseas Ltd.	8.25%	(g)	08/05/2024	203,478
200,000	CSN Resources SA	5.88%		04/08/2032	166,596
450,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	372,492
500,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA	5.38%		12/30/2030	417,709
171,860	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	169,282
300,000	Frigorifico Concepcion SA	7.70%	(a)	07/21/2028	204,290
342,716	Guara Norte Sarl	5.20%		06/15/2034	316,097
150,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	4.38%		02/02/2052	112,225
140,000	Kawasan Industri Jababeka Tbk PT	7.50%	(a)(h)	12/15/2027	136,861
309,680	LLPL Capital Pte Ltd.	6.88%		02/04/2039	312,184
200,000	MARB BondCo PLC	3.95%		01/29/2031	166,374
400,000	Minejesa Capital BV	5.63%		08/10/2037	361,941
200,000	Movida Europe SA	7.85%	(a)	04/11/2029	188,355
315,320	MV24 Capital BV	6.75%		06/01/2034	301,483
200,000	Sasol Financing USA LLC	5.50%		03/18/2031	168,824
250,000	Simpar Europe SA	5.20%		01/26/2031	205,949
258,531	UEP Penonome II SA	6.50%		10/01/2038	217,533
400,000	Unigel Luxembourg SA	8.75%	(e)	10/01/2026	113,520
400,000	UPL Corp. Ltd. (5 yr. CMT Rate + 3.87%)	5.25%	(g)	02/27/2025	288,467
188,000	Vedanta Resources Ltd.	13.88%		12/09/2028	180,052
	Total Foreign Corporate Bonds (Cost $9,787,897)				9,573,147
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.1%
400,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	295,289
500,000	Colombia Government International Bond	5.00%		06/15/2045	352,680
250,000	Ecopetrol SA	5.88%		05/28/2045	179,377
250,000	Ecopetrol SA	5.88%		11/02/2051	173,772
400,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	290,651
500,000	Mexico Government International Bond	3.77%		05/24/2061	307,624
400,000	Panama Government International Bond	3.87%		07/23/2060	229,053
600,000	Petroleos del Peru SA	5.63%		06/19/2047	383,590
800,000	Petroleos Mexicanos	6.38%		01/23/2045	519,224
350,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	265,082
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $3,647,213)				2,996,342
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 21.5%
	ACREC Trust
690,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	8.81%	(a)	02/19/2038	699,202

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Alen Mortgage Trust
2,500,000	Series 2021-ACEN-F (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.44%	(a)	04/15/2034	1,146,113
	Arbor Realty Trust, Inc.
1,000,000	Series 2022-FL1-C (30 day avg SOFR US + 2.30%, 2.30% Floor)	7.63%	(a)	01/15/2037	972,888
	AREIT Ltd.
1,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	7.87%	(a)	05/17/2041	1,001,799
	AREIT Trust
1,000,000	Series 2023-CRE8-B (1 mo. Term SOFR + 3.32%, 3.32% Floor)	8.65%	(a)	08/17/2041	1,002,760
	BANK
5,843,520	Series 2020-BN26-XF	1.50%	(a)(i)	03/15/2063	376,113
	BANK5 Trust
72,533,440	Series 2023-5YR1-XA	0.48%	(f)(i)	04/15/2056	725,262
18,014,884	Series 2023-5YR4-XA	1.26%	(f)(i)	12/15/2056	683,737
	BDS Ltd.
660,000	Series 2021-FL8-E (1 mo. Term SOFR + 2.36%, 2.25% Floor)	7.70%	(a)	01/18/2036	648,027
	Beast Mortgage Trust
1,000,000	Series 2021-1818-G (1 mo. Term SOFR + 6.11%, 6.25% Floor)	11.44%	(a)	03/15/2036	534,248
	Benchmark Mortgage Trust
12,576,900	Series 2018-B1-XA	0.66%	(f)(i)	01/15/2051	182,495
1,398,000	Series 2018-B4-D	2.90%	(a)(f)	07/15/2051	1,065,261
	Blackstone Mortgage Trust, Inc.
481,424	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.49%	(a)	05/15/2038	463,552
	BSPRT Co.-Issuer LLC
1,400,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	8.19%	(a)	09/15/2035	1,415,728
	BX Trust
1,000,000	Series 2019-OC11-E	4.08%	(a)(f)	12/09/2041	849,151
	Carbon Capital VI Commercial Mortgage Trust
516,671	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	10/15/2035	450,021
	Citigroup Commercial Mortgage Trust
269,000	Series 2015-GC27-D	4.57%	(a)(f)	02/10/2048	242,350
3,565,397	Series 2015-GC27-XA	1.45%	(f)(i)	02/10/2048	12,397
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,397,413	Series 2017-CD6-XA	1.01%	(f)(i)	11/13/2050	302,222
	Commercial Mortgage Pass Through Certificates
26,400,000	Series 2014-UBS3-XC	1.24%	(a)(f)(i)	06/10/2047	2,297
1,288,300	Series 2014-UBS4-F	3.75%	(a)(c)	08/10/2047	133,566
1,794,340	Series 2014-UBS4-G	3.75%	(a)(c)	08/10/2047	7,292
5,000	Series 2014-UBS4-V	0.00%	(a)(c)(f)	08/10/2047	1
27,394,000	Series 2015-CR23-XD	1.18%	(a)(f)(i)	05/10/2048	248,053
5,297,000	Series 2015-CR26-XD	1.36%	(a)(f)(i)	10/10/2048	69,298
61,855,245	Series 2015-LC21-XA	0.75%	(f)(i)	07/10/2048	216,085
	Computershare Corporate Trust
23,293,000	Series 2015-C28-XF	1.22%	(a)(f)(i)	05/15/2048	191,329
747,000	Series 2015-NXS4-D	3.83%	(f)	12/15/2048	671,374
1,044,000	Series 2016-C34-C	5.23%	(f)	06/15/2049	949,042
1,000,000	Series 2016-LC24-C	4.57%	(f)	10/15/2049	890,790
1,000,000	Series 2017-RC1-D	3.25%	(a)	01/15/2060	748,914
44,561,137	Series 2018-C43-XA	0.74%	(f)(i)	03/15/2051	815,919
	CSAIL Commercial Mortgage Trust
885,000	Series 2016-C5-C	4.80%	(f)	11/15/2048	827,169
4,134,358	Series 2016-C6-XA	2.02%	(f)(i)	01/15/2049	93,674
2,000,000	Series 2018-CX12-C	4.88%	(f)	08/15/2051	1,767,298
	DOLP Trust
1,000,000	Series 2021-NYC-F	3.70%	(a)(f)	05/10/2041	640,082
1,000,000	Series 2021-NYC-G	3.70%	(a)(f)	05/10/2041	487,656
	FIVE Mortgage Trust
583,000	Series 2023-V1-E	6.51%	(a)(f)	02/10/2056	511,704
	Granite Point Mortgage Trust, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	7.41%	(a)	12/15/2036	942,680
	Great Wolf Trust
1,500,000	Series 2024-WLF2-E (1 mo. Term SOFR + 3.64%)	8.97%	(a)	05/15/2041	1,507,531
	Greystone Commercial Real Estate Notes
800,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	07/15/2039	791,786
1,000,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.31%, 2.20% Floor)	7.64%	(a)	07/15/2039	971,802
	GS Mortgage Securities Corp. II
1,304,000	Series 2014-GC26-D	4.65%	(a)(f)	11/10/2047	801,580
1,744,000	Series 2015-GC28-D	4.45%	(a)(f)	02/10/2048	1,602,762
75,060,651	Series 2018-GS9-XA	0.56%	(f)(i)	03/10/2051	987,040
1,000,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.44%	(a)	11/15/2036	985,966
	HGI CRE CLO Ltd.
1,100,000	Series 2021-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	7.79%	(a)	06/16/2036	1,080,554
1,000,000	Series 2022-FL3-B (30 day avg SOFR US + 2.60%, 2.60% Floor)	7.93%	(a)	04/20/2037	1,002,744
	JP Morgan Chase Commercial Mortgage Securities
1,175,000	Series 2018-AON-F	4.77%	(a)(f)	07/05/2031	266,413
1,153,000	Series 2019-MFP-G (1 mo. Term SOFR + 4.10%, 4.05% Floor)	9.43%	(a)	07/15/2036	1,100,954
1,153,000	Series 2019-MFP-XG	0.50%	(a)(f)(i)	07/15/2036	3,293
	JPMBB Commercial Mortgage Securities Trust
8,244,746	Series 2013-C14-XC	0.65%	(a)(f)(i)	08/15/2046	42,599
1,645,781	Series 2014-C19-E	4.00%	(a)(c)(f)	04/15/2047	1,591,516
1,630,635	Series 2014-C19-NR	3.75%	(a)(c)(f)	04/15/2047	1,168,826
925,000	Series 2014-C23-C	4.60%	(f)	09/15/2047	896,167
2,000,000	Series 2014-C23-D	4.10%	(a)(f)	09/15/2047	1,777,634
2,918,660	Series 2014-C26-XA	1.03%	(f)(i)	01/15/2048	1,519
500,000	Series 2015-C27-D	3.94%	(a)(f)	02/15/2048	115,518
180,000	Series 2015-C29-C	4.33%	(f)	05/15/2048	165,603
20,920,000	Series 2015-C29-XE	0.43%	(a)(f)(i)	05/15/2048	58,858
16,358,000	Series 2015-C32-XD	0.50%	(a)(f)(i)	11/15/2048	78,757
	KREF
1,000,000	Series 2021-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	02/15/2039	944,004
	LSTAR Commercial Mortgage Trust
2,825,220	Series 2016-4-XA	1.83%	(a)(f)(i)	03/10/2049	40,263
1,000,000	Series 2017-5-C	4.82%	(a)(f)	03/10/2050	858,709
	Med Trust
995,224	Series 2021-MDLN-D (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	11/15/2038	995,751
	MF1 Multifamily Housing Mortgage Loan Trust
1,352,581	Series 2021-FL6-C (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.30%	(a)	07/16/2036	1,314,945
1,000,000	Series 2023-FL12-B (1 mo. Term SOFR + 3.18%, 3.18% Floor)	8.52%	(a)	10/19/2038	1,005,713
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	9.12%	(a)	10/19/2038	1,007,130
1,000,000	Series 2024-FL15-C (1 mo. Term SOFR + 2.94%, 2.94% Floor)	8.24%	(a)	08/18/2041	997,500
	Morgan Stanley Bank of America Merrill Lynch Trust
500,000	Series 2014-C19-C	4.00%		12/15/2047	474,543
	NYT Mortgage Trust
1,012,000	Series 2019-NYT-F (1 mo. Term SOFR + 3.30%, 3.00% Floor)	8.63%	(a)	12/15/2035	640,719
	PFP III Ltd.
986,000	Series 2021-8-C (1 mo. Term SOFR + 1.91%, 1.80% Floor)	7.24%	(a)	08/09/2037	978,711
	Ready Capital Corp.
750,000	Series 2021-FL5-C (1 mo. Term SOFR + 2.36%, 2.25% Floor)	7.71%	(a)	04/25/2038	746,890
1,000,000	Series 2023-FL12-C (1 mo. Term SOFR + 4.55%, 4.55% Floor)	9.89%	(a)	05/25/2038	1,025,041
	Starwood Property Mortgage Trust
1,305,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	7.39%	(a)	07/15/2038	1,274,624
	STWD Ltd.
1,500,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	7.28%	(a)	11/15/2038	1,454,566
	TPG Real Estate Finance Issuer Ltd.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.29%	(a)	03/15/2038	959,001
758,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.48%	(a)	02/15/2039	747,831
	UBS Commercial Mortgage Trust
1,000,000	Series 2018-C12-C	5.21%	(f)	08/15/2051	876,133
	UBS-Barclays Commercial Mortgage Trust
1,420,000	Series 2013-C5-C	3.84%	(a)(f)	03/10/2046	1,196,741
824,000	Series 2013-C5-D	3.84%	(a)(f)	03/10/2046	598,117
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $74,444,333)				58,123,903
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 16.0%
	Adjustable Rate Mortgage Trust
1,150,221	Series 2006-1-2A1	5.50%	(f)	03/25/2036	581,629
	Barclays PLC
8,592,302	Series 2007-AB1-A5	4.51%	(h)	03/25/2037	3,342,937
469,960	Series 2010-RR6-6A2	9.30%	(a)(f)	07/26/2037	225,648
	Chase Mortgage Finance Corp.
1,276,431	Series 2007-S1-A7	6.00%		02/25/2037	476,513
1,363,708	Series 2007-S3-1A5	6.00%		05/25/2037	588,331
	Citigroup Financial Products, Inc.
256,867	Series 2006-8-A4 (-3 x 1 mo. LIBOR US + 19.66%, 0.00% Floor, 19.66% Cap)	4.65%	(a)(c)(j)(k)	10/25/2035	171,937
	Countrywide Alternative Loan Trust
576,867	Series 2005-85CB-2A5 (1 mo. Term SOFR + 1.21%, 1.10% Floor, 7.00% Cap)	6.56%		02/25/2036	449,072
121,825	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	1.61%	(j)	02/25/2036	88,007
	Countrywide Home Loan Mortgage Pass Through Trust
1,296,281	Series 2007-4-1A35 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	1.24%	(i)(j)	05/25/2037	166,051
	Credit Suisse Management LLC
1,673,489	Series 2005-11-7A1	6.00%		12/25/2035	861,194
	Credit Suisse Mortgage Capital Certificates
3,140,221	Series 2006-5-3A3	6.50%		06/25/2036	517,378
282,661	Series 2006-9-2A1	5.50%		11/25/2036	235,824
151,076	Series 2006-9-6A14	6.00%		11/25/2036	114,662
	Fannie Mae Connecticut Avenue Securities
2,996,000	Series 2021-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	11.34%	(a)	10/25/2041	3,153,925
3,000,000	Series 2022-R01-1B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	11.34%	(a)	12/25/2041	3,168,083
	Freddie Mac Structured Agency Credit Risk Debt Notes
3,000,000	Series 2020-HQA2-B2 (30 day avg SOFR US + 7.71%, 0.00% Floor)	13.05%	(a)	03/25/2050	3,589,779
2,000,000	Series 2021-DNA2-B2 (30 day avg SOFR US + 6.00%, 0.00% Floor)	11.34%	(a)	08/25/2033	2,349,259
3,000,000	Series 2021-DNA6-B2 (30 day avg SOFR US + 7.50%, 0.00% Floor)	12.84%	(a)	10/25/2041	3,246,464
1,200,000	Series 2021-DNA7-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	7.14%	(a)	11/25/2041	1,213,411
2,000,000	Series 2021-HQA2-B2 (30 day avg SOFR US + 5.45%, 0.00% Floor)	10.79%	(a)	12/25/2033	2,222,768
3,000,000	Series 2021-HQA3-B2 (30 day avg SOFR US + 6.25%, 0.00% Floor)	11.59%	(a)	09/25/2041	3,138,526
	Indymac Index Mortgage Loan Trust
882,575	Series 2005-AR23-6A1	3.98%	(f)	11/25/2035	801,880
	JP Morgan Alternative Loan Trust
58,174	Series 2006-S1-2A5	5.50%		02/25/2025	44,731
	JP Morgan Reremic
949,125	Series 2011-1-2A10	6.00%	(a)(c)(f)	06/26/2037	739,527
	Lehman Mortgage Trust
185,198	Series 2007-10-1A1	6.00%		01/25/2038	174,271
1,167,171	Series 2007-4-1A3	5.75%		05/25/2037	517,407

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	RALI Trust
494,333	Series 2005-QS14-3A1	6.00%		09/25/2035	400,996
1,180,088	Series 2006-QS7-A3	6.00%		06/25/2036	888,105
369,331	Series 2007-QS1-1A1	6.00%		01/25/2037	286,486
603,922	Series 2007-QS6-A1 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	5.79%		04/25/2037	437,932
639,367	Series 2007-QS6-A102	5.75%		04/25/2037	496,677
137,576	Series 2007-QS6-A2 (-8 x 1 mo. Term SOFR + 54.63%, 0.00% Floor, 55.58% Cap)	10.09%	(j)	04/25/2037	162,173
	RBSGC Mortgage Pass Through Certificates
622,506	Series 2008-B-A1	6.00%	(a)	06/25/2037	515,775
	Residential Asset Securitization Trust
1,638,120	Series 2006-A6-1A12 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	1.64%	(i)(j)	07/25/2036	186,723
1,619,684	Series 2006-A6-1A9	6.00%		07/25/2036	425,018
	RFMSI Trust
373,841	Series 2007-S2-A4	6.00%		02/25/2037	282,389
	Structured Adjustable Rate Mortgage Loan Trust
344,062	Series 2006-1-2A2	5.03%	(f)	02/25/2036	298,377
	Velocity Commercial Capital Loan Trust
344,674	Series 2018-1-M4	5.01%	(a)	04/25/2048	297,300
256,243	Series 2018-1-M5	6.26%	(a)	04/25/2048	220,988
364,718	Series 2018-1-M6	7.26%	(a)	04/25/2048	302,220
	Vericrest Opportunity Loan Transferee
5,125,000	Series 2021-NPL3-A2	4.95%	(a)(h)(l)	02/27/2051	4,773,801
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,063,116	Series 2006-8-A4	4.14%	(h)	10/25/2036	1,037,077
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $54,040,489)				43,191,251
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 21.3%
	Federal Home Loan Mortgage Corp.
30,154,629	Series 2021-P009-X	1.44%	(f)(i)	01/25/2031	1,094,954
277,010	Series 3211-SI (-4 x 30 day avg SOFR US + 27.18%, 0.00% Floor, 27.67% Cap)	4.76%	(i)(j)	09/15/2036	87,227
624,050	Series 3236-ES (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	1.25%	(i)(j)	11/15/2036	48,454
378,084	Series 3256-S (-1 x 30 day avg SOFR US + 6.58%, 0.00% Floor, 6.69% Cap)	1.24%	(i)(j)	12/15/2036	34,436
214,539	Series 3292-SD (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(j)	03/15/2037	12,603
2,347,537	Series 3297-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	1.31%	(i)(j)	04/15/2037	224,786
2,000,092	Series 3311-BI (-1 x 30 day avg SOFR US + 6.65%, 0.00% Floor, 6.76% Cap)	1.31%	(i)(j)	05/15/2037	148,628
1,674,568	Series 3311-IA (-1 x 30 day avg SOFR US + 6.30%, 0.00% Floor, 6.41% Cap)	0.96%	(i)(j)	05/15/2037	155,952
354,281	Series 3314-SH (-1 x 30 day avg SOFR US + 6.29%, 0.00% Floor, 6.40% Cap)	0.95%	(i)(j)	11/15/2036	26,825
165,136	Series 3330-KS (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	1.10%	(i)(j)	06/15/2037	7,598
31,568	Series 3339-AI (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	1.10%	(i)(j)	07/15/2037	2,254
1,212,700	Series 3339-TI (-1 x 30 day avg SOFR US + 6.03%, 0.00% Floor, 6.14% Cap)	0.69%	(i)(j)	07/15/2037	92,798
471,073	Series 3374-SD (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.00%	(i)(j)	10/15/2037	29,451
99,789	Series 3382-SU (-1 x 30 day avg SOFR US + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(i)(j)	11/15/2037	5,513
2,094,705	Series 3404-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	01/15/2038	165,114

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
91,096	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.20%	(i)(j)	03/15/2038	4,568
1,529,762	Series 3435-S (-1 x 30 day avg SOFR US + 5.87%, 0.00% Floor, 5.98% Cap)	0.53%	(i)(j)	04/15/2038	115,858
73,797	Series 3508-PS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.20%	(i)(j)	02/15/2039	4,387
512,669	Series 3728-SV (-1 x 30 day avg SOFR US + 4.34%, 0.00% Floor, 4.45% Cap)	0.00%	(i)(j)	09/15/2040	12,222
4,690,404	Series 3736-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(i)(j)	10/15/2040	400,560
1,648,728	Series 3753-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	11/15/2040	131,127
1,910,585	Series 3780-SM (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.05%	(i)(j)	12/15/2040	162,405
677,788	Series 3815-ST (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	0.40%	(i)(j)	02/15/2041	43,457
1,174,966	Series 3905-SC (-5 x 30 day avg SOFR US + 22.18%, 0.00% Floor, 22.75% Cap)	0.00%	(j)	08/15/2041	1,073,811
686,493	Series 3924-SJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	09/15/2041	47,611
1,394,488	Series 3960-ES (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	0.50%	(i)(j)	11/15/2041	93,976
1,502,840	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	0.45%	(i)(j)	01/15/2054	112,210
95,421	Series 4610-IB	3.00%	(i)	06/15/2041	696
6,348,975	Series 5083-IH	2.50%	(i)	03/25/2051	980,309
11,778,126	Series 5100-DS (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%	(i)(j)	05/25/2051	55,700
9,520,668	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%	(i)(j)	06/25/2051	53,897
	Federal National Mortgage Association
30,285	Series 2005-72-WS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.30%	(i)(j)	08/25/2035	1,697
124,184	Series 2005-90-SP (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.30%	(i)(j)	09/25/2035	1,092
215,560	Series 2006-117-SQ (-1 x 30 day avg SOFR US + 6.44%, 0.00% Floor, 6.55% Cap)	1.10%	(i)(j)	12/25/2036	13,320
74,229	Series 2006-119-HS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.20%	(i)(j)	12/25/2036	5,941
2,176,731	Series 2006-123-CI (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	1.29%	(i)(j)	01/25/2037	215,005
1,121,286	Series 2007-15-BI (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	1.25%	(i)(j)	03/25/2037	88,647
204,254	Series 2007-20-S (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	1.29%	(i)(j)	03/25/2037	10,625
138,478	Series 2007-21-SD (-1 x 30 day avg SOFR US + 6.37%, 0.00% Floor, 6.48% Cap)	1.03%	(i)(j)	03/25/2037	6,991
566,646	Series 2007-30-IE (-1 x 30 day avg SOFR US + 6.63%, 0.00% Floor, 6.74% Cap)	1.29%	(i)(j)	04/25/2037	59,794
1,311,983	Series 2007-32-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(j)	04/25/2037	97,904
470,476	Series 2007-40-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(j)	05/25/2037	30,273
95,854	Series 2007-48-SE (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(j)	05/25/2037	4,474
151,552	Series 2007-64-LI (-1 x 30 day avg SOFR US + 6.45%, 0.00% Floor, 6.56% Cap)	1.11%	(i)(j)	07/25/2037	9,855
60,338	Series 2007-68-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.20%	(i)(j)	07/25/2037	4,193
2,842,636	Series 2007-75-PI (-1 x 30 day avg SOFR US + 6.43%, 0.00% Floor, 6.54% Cap)	1.09%	(i)(j)	08/25/2037	234,571
1,435,453	Series 2008-33-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	04/25/2038	110,033
1,214,903	Series 2008-42-SC (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	0.45%	(i)(j)	05/25/2038	78,013

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
326,706	Series 2008-5-GS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.80%	(i)(j)	02/25/2038	25,294
749,013	Series 2008-62-SD (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(i)(j)	07/25/2038	47,084
543,413	Series 2008-68-SB (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(j)	08/25/2038	35,208
76,305	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.80%	(i)(j)	01/25/2040	6,942
443,816	Series 2009-12-CI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.15%	(i)(j)	03/25/2036	27,147
81,812	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.65%	(i)(j)	07/25/2039	4,379
101,886	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	0.50%	(i)(j)	07/25/2039	6,975
60,197	Series 2009-67-SA (-1 x 30 day avg SOFR US + 5.04%, 0.25% Floor, 5.15% Cap)	0.25%	(i)(j)	07/25/2037	2,143
281,735	Series 2009-87-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	11/25/2049	23,721
3,588,906	Series 2009-90-QI (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.15%	(i)(j)	08/25/2036	285,422
436,308	Series 2009-91-SD (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(i)(j)	11/25/2039	32,171
82,997	Series 2010-11-SC (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.00%	(i)(j)	02/25/2040	3,904
84,062	Series 2010-115-SD (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.15%	(i)(j)	11/25/2039	6,625
2,923,539	Series 2010-142-SC (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.15%	(i)(j)	12/25/2040	275,745
502,015	Series 2010-15-SL (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.00%	(i)(j)	03/25/2040	16,917
156,100	Series 2010-19-SA (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.40% Cap)	0.00%	(i)(j)	03/25/2050	9,790
364,270	Series 2010-31-SB (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%	(i)(j)	04/25/2040	20,410
642,351	Series 2010-39-SL (-1 x 30 day avg SOFR US + 5.56%, 0.00% Floor, 5.67% Cap)	0.22%	(i)(j)	05/25/2040	39,271
94,848	Series 2010-8-US (-1 x 30 day avg SOFR US + 4.69%, 0.00% Floor, 4.80% Cap)	0.00%	(i)(j)	02/25/2040	1,673
105,234	Series 2010-9-GS (-1 x 30 day avg SOFR US + 4.64%, 0.00% Floor, 4.75% Cap)	0.00%	(i)(j)	02/25/2040	3,065
548,254	Series 2011-114-S (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	09/25/2039	45,606
803,216	Series 2011-146-US (-1 x 30 day avg SOFR US + 6.84%, 0.00% Floor, 7.00% Cap)	0.00%	(j)	01/25/2042	550,713
142,127	Series 2012-29-SG (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	04/25/2042	9,891
1,178,758	Series 2012-56-SN (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(i)(j)	06/25/2042	81,900
1,294,792	Series 2012-76-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	07/25/2042	126,803
1,386,415	Series 2013-83-US (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%	(j)	08/25/2043	900,392
3,650,002	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.55%	(i)(j)	09/25/2046	353,712
14,351,571	Series 2019-M26-X1	0.71%	(f)(i)	03/25/2030	322,798
3,177,965	Series 2020-61-DI	3.00%	(i)	09/25/2060	500,591
13,429,725	Series 2020-M27-X1	0.94%	(f)(i)	03/25/2031	447,341
15,183,878	Series 2021-17-SA (-1 x 30 day avg SOFR US + 2.00%, 0.00% Floor, 2.00% Cap)	0.00%	(i)(j)	04/25/2051	122,344
4,829,349	Series 2021-3-KI	2.50%	(i)	02/25/2051	698,138
4,257,193	Series 2021-56-WI	2.50%	(i)	09/25/2051	562,105
134,307	Series 374-19	6.50%	(i)	09/25/2036	24,753
	FREMF Mortgage Trust
600,529	Series 2015-KF07-B (30 day avg SOFR US + 5.06%, 0.00% Floor)	10.39%	(a)	02/25/2025	597,502

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
543,955	Series 2016-KF25-B (30 day avg SOFR US + 5.11%, 5.00% Floor)	10.44%	(a)	08/25/2024	542,998
736,416	Series 2018-KF56-C (30 day avg SOFR US + 5.91%, 5.80% Floor)	11.24%	(a)	11/25/2028	647,514
1,122,797	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	11.44%	(a)	10/25/2029	1,080,044
	Government National Mortgage Association
341,659	Series 2009-104-SD (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	0.91%	(i)(j)	11/16/2039	27,278
36,735	Series 2010-98-IA	5.41%	(f)(i)	03/20/2039	1,330
362,125	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.00%	(i)(j)	05/20/2041	19,002
603,425	Series 2011-71-SG (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.00%	(i)(j)	05/20/2041	39,094
647,432	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.00%	(i)(j)	05/20/2041	36,249
769,736	Series 2011-89-SA (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	0.00%	(i)(j)	06/20/2041	50,551
5,523,330	Series 2012-26-SP (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	1.20%	(i)(j)	02/20/2042	622,774
404,804	Series 2012-34-LI (-20 x 1 mo. Term SOFR + 119.71%, 0.00% Floor, 6.00% Cap)	6.00%	(i)(j)	12/16/2039	85,868
4,132,009	Series 2013-119-TZ	3.00%		08/20/2043	3,622,538
2,368,973	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	0.75%	(i)(j)	03/20/2044	229,847
4,113,192	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	0.81%	(i)(j)	04/16/2044	339,453
3,601,680	Series 2014-63-SD (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	0.10%	(i)(j)	04/20/2044	360,185
1,646,455	Series 2014-69-ST (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	0.66%	(i)(j)	12/16/2039	129,887
2,436,157	Series 2015-148-BS (-1 x 1 mo. Term SOFR + 5.58%, 0.00% Floor, 5.69% Cap)	0.24%	(i)(j)	10/20/2045	197,790
6,815,493	Series 2015-158-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	0.75%	(i)(j)	11/20/2045	736,061
7,698,745	Series 2018-111-SA (-1 x 1 mo. Term SOFR + 4.44%, 0.00% Floor, 4.55% Cap)	0.00%	(i)(j)	08/20/2048	293,327
22,129,896	Series 2018-48-SD (-1 x 1 mo. Term SOFR + 3.79%, 0.00% Floor, 3.90% Cap)	0.00%	(i)(j)	04/20/2048	440,272
6,634,576	Series 2020-115-SC (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00%	(i)(j)	08/20/2050	218,345
9,382,596	Series 2020-129-IW	2.50%	(i)	09/20/2050	1,295,365
5,337,685	Series 2020-129-SE (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%	(i)(j)	09/20/2050	70,700
15,968,819	Series 2020-138-IC	3.50%	(i)	08/20/2050	2,865,670
5,907,961	Series 2020-138-IL	3.50%	(i)	09/20/2050	1,016,838
9,977,599	Series 2020-173-MI	2.50%	(i)	11/20/2050	1,389,669
7,490,432	Series 2020-175-KI	2.50%	(i)	11/20/2050	1,014,563
2,851,306	Series 2020-187-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(i)(j)	12/20/2050	356,096
4,766,933	Series 2020-196-DI	2.50%	(i)	12/20/2050	609,511
8,245,641	Series 2021-107-IL	3.00%	(i)	06/20/2051	1,334,020
6,615,681	Series 2021-107-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%	(i)(j)	06/20/2051	207,306
4,052,967	Series 2021-116-XI	3.50%	(i)	03/20/2051	737,705
3,571,941	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%	(i)(j)	07/20/2051	41,702
6,884,238	Series 2021-130-DI	3.00%	(i)	07/20/2051	1,099,719
10,061,931	Series 2021-15-PI	3.00%	(i)	01/20/2051	1,530,960
6,915,904	Series 2021-158-SA (-1 x 30 day avg SOFR US + 3.70%, 0.00% Floor, 3.70% Cap)	0.00%	(i)(j)	09/20/2051	203,899
17,132,591	Series 2021-194-IN	3.00%	(i)	11/20/2051	2,838,726
11,495,527	Series 2021-209-MI	3.00%	(i)	11/20/2051	1,808,099
13,488,230	Series 2021-221-SC (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00%	(i)(j)	12/20/2051	235,592

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
9,970,934	Series 2021-221-SD (-1 x 30 day avg SOFR US + 3.80%, 0.00% Floor, 3.80% Cap)	0.00%	(i)(j)	12/20/2051	172,025
10,566,680	Series 2021-24-XI	2.00%	(i)	02/20/2051	1,039,554
8,484,180	Series 2021-46-DS (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00%	(i)(j)	03/20/2051	58,465
4,569,582	Series 2021-58-SJ (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(i)(j)	04/20/2051	477,139
36,884,454	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(i)(j)	04/20/2051	452,351
7,161,351	Series 2021-7-IQ	2.50%	(i)	01/20/2051	1,035,423
14,508,045	Series 2021-73-LS (-1 x 30 day avg SOFR US + 2.50%, 0.50% Floor, 2.50% Cap)	0.50%	(i)(j)	04/20/2051	374,648
7,637,968	Series 2021-77-IH	2.50%	(i)	05/20/2051	769,247
13,230,526	Series 2021-78-SC (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(i)(j)	05/20/2051	108,633
26,003,146	Series 2021-9-MI	2.50%	(i)	01/20/2051	3,551,744
14,380,202	Series 2021-97-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(i)(j)	06/20/2051	123,241
9,533,516	Series 2021-H04-BI	0.89%	(f)(i)	02/01/2071	474,200
11,080,961	Series 2021-H07-AI	0.35%	(f)(i)	05/20/2071	508,107
15,405,922	Series 2022-22-SA (-1 x 30 day avg SOFR US + 3.60%, 0.00% Floor, 3.60% Cap)	0.00%	(i)(j)	08/20/2050	250,061
6,162,193	Series 2022-25-EI	3.00%	(i)	02/20/2052	919,212
35,084,047	Series 2022-83-IO	2.50%	(i)	11/20/2051	4,969,703
7,917,650	Series 2024-13-IA	3.00%	(i)	05/20/2051	1,258,043
	Total US Government and Agency Mortgage Backed Obligations (Cost $68,330,050)				57,538,633
US GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
5,950,000	United States Treasury Note/Bond	0.25%		08/31/2025	5,630,303
	Total US Government and Agency Obligations (Cost $5,632,400)				5,630,303
COMMON STOCKS - 0.0%(m)
20,051	JoAnn, Inc.(c)(n)				–
2,528	Riverbed - Class B(c)(n)				329
	Total Common Stocks (Cost $–)				329
SHORT TERM INVESTMENTS - 2.4%
2,131,440	First American Government Obligations Fund - U	5.26%	(o)		2,131,440
2,131,440	JPMorgan US Government Money Market Fund - IM	5.26%	(o)		2,131,440
2,131,440	MSILF Government Portfolio - Institutional	5.23%	(o)		2,131,440
	Total Short Term Investments (Cost $6,394,320)				6,394,320
	Total Investments - 115.0%(p) (Cost $350,962,043)				310,105,219
	Other Liabilities in Excess of Assets - (15.0)%				(40,666,584)
	NET ASSETS - 100.0%				$269,438,635

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	34.7%
Non-Agency Commercial Mortgage Backed Obligations	21.5%
US Government and Agency Mortgage Backed Obligations	21.3%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
Bank Loans	10.7%
Foreign Corporate Bonds	3.6%
Short Term Investments	2.4%
US Government and Agency Obligations	2.1%
Asset Backed Obligations	1.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Common Stocks	0.0%(m)
Other Assets and Liabilities	(15.0)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	34.7%
Non-Agency Commercial Mortgage Backed Obligations	21.5%
US Government and Agency Mortgage Backed Obligations	21.3%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
Short Term Investments	2.4%
Electronics/Electric	2.1%
US Government and Agency Obligations	2.1%
Asset Backed Obligations	1.6%
Healthcare	1.3%
Energy	1.1%
Chemicals/Plastics	0.9%
Transportation	0.9%
Commercial Services	0.9%
Utilities	0.8%
Banking	0.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Retailers (other than Food/Drug)	0.7%
Industrial Equipment	0.6%
Consumer Products	0.6%
Media	0.5%
Construction	0.5%
Insurance	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Mining	0.4%
Business Equipment and Services	0.4%
Building and Development (including Steel/Metals)	0.3%
Chemical Products	0.2%
Finance	0.2%
Technology	0.2%
Telecommunications	0.2%
Beverage and Tobacco	0.1%
Containers and Glass Products	0.1%
Consumer Staples	0.1%
Real Estate	0.1%
Food Products	0.0%(m)
Aerospace & Defense	0.0%(m)
Other Assets and Liabilities	(15.0)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)	Interest only security
(j)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(l)	This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(m)	Represents less than 0.05% of net assets.
(n)	Non-income producing security.
(o)	Seven-day yield as of period end.
(p)	Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund's investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Due to custodian as recorded on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Opportunistic Credit Fund
Investments in Securities
Level 1
Short Term Investments	$6,394,320
Total Level 1	6,394,320
Level 2
Collateralized Loan Obligations	91,273,446
US Government and Agency Mortgage Backed Obligations	57,538,633
Non-Agency Commercial Mortgage Backed Obligations	55,222,702
Non-Agency Residential Collateralized Mortgage Obligations	42,279,787
Bank Loans	28,648,835
Foreign Corporate Bonds	9,573,147
US Government and Agency Obligations	5,630,303
Asset Backed Obligations	3,296,415
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2,996,342
Total Level 2	296,459,610
Level 3
Non-Agency Commercial Mortgage Backed Obligations	2,901,201
Collateralized Loan Obligations	2,359,309
Asset Backed Obligations	985,438
Non-Agency Residential Collateralized Mortgage Obligations	911,464
Bank Loans	93,548
Common Stocks	329
Total Level 3	7,251,289
Total	$310,105,219
See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of September 30, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$4,816,812	$3,290,991	$2,057,957	$282,410	$8	$(7,546,977)	$—	$—	$2,901,201	$1,125,957
Collateralized Loan Obligations	3,205,252	—	(94,795)	—	—	—	—	(751,148)	2,359,309	(94,393)
Asset Backed Obligations	1,133,331	(44,267)	(8,033)	—	—	(95,593)	—	—	985,438	(26,711)
Non-Agency Residential Collateralized Mortgage Obligations	772,425	1,873	59,239	2,387	—	(96,397)	171,937	—	911,464	36,031
Bank Loans	87,760	220	(3,533)	3,313	6,610	(822)	—	—	93,548	(3,293)
Common Stocks	163,882	(32,208)	24,668	—	—	(156,013)	—	—	329	—
Total	$10,179,462	$3,216,609	$2,035,503	$288,110	$6,618	$(7,895,802)	$171,937	$(751,148)	$7,251,289	$1,037,591

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of June 30, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$2,901,201	Market Comparables	Market Quotes	$0.01 - $96.70 ($82.40)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,359,309	Market Comparables	Market Quotes	$15.56 - $81.93 ($73.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$985,438	Market Comparables	Market Quotes	$15.72 - $942.19 ($293.01)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$911,464	Market Comparables	Market Quotes	$66.94 - $77.92 ($75.85)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$93,548	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$329	Market Comparables	Market Quotes	$0.00 - $0.13 ($0.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e) Unobservable inputs were weighted by the relative fair value of the instruments.